Loans Due From Third Parties, Net	12 Months Ended
Dec. 31, 2022
Loans Due From Third Parties, Net [Abstract]
LOANS DUE FROM THIRD PARTIES, NET

10.    LOANS DUE FROM THIRD PARTIES, NET

	December 31, 2022	December 31, 2021
Loans due from third parties(1)	$26,016,162	$23,790,917
Less: allowance for credit losses	479,940	39,446
	$25,536,222	$23,751,471

(1)      As of December 31, 2021, the balance of loans due from third parties was comprised of loans of $11,807,096, $6,622,101, $5,306,798 due from three parties, and a non-interest-bearing loan of $0.05 million due from a third party. These three interest-bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $6,622,101 and $5,306,798 are pledged with customer’s trade receivables.

As of December 31, 2022, the balance of loans due from third parties was comprised of loans of $9,273,314, $6,118,425, $5,531,230, $4,948,207 and $144,986 due from five parties. These five interest-bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 4.35% to 14%. The loans of $4,948,207 and $6,118,425 are pledged with customer’s trade receivables.

For the years ended December 31, 2022 and 2021, a net provision of $440,494 and $12,014 were charged against the consolidated statements of operations and comprehensive income (loss), respectively. For the years ended December 31, 2022 and 2021, the Company did not charge write-offs against provisions.

Interest on loans receivable is accrued and credited to income as earned. The Company determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

As of December 31, 2022, loan balance of $10,810,184 aged between 180 ~ 365 days, and balance of $8,551,104 aged over one year.

Movement of allowance for credit losses was as follows:

	December 31, 2022	December 31, 2021

Balance at beginning of the year	$39,446	$27,432
Provisions	440,494	12,014
Balance at end of the year	$479,940	$39,446